SUBSEQUENT EVENTS - Additional Information (Detail) - Exclusive Technology Service Agreement [Member] - Minimum - Shanghai Qingke E-Commerce Co., Ltd.		12 Months Ended
	Oct. 26, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Percentage of net profit agreed to pay service fees		100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of net profit agreed to pay service fees	100.00%